Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Book amount	₩ 1,288,429	₩ 557,881
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 1,737,237	₩ 488,819
Percentage of ownership	33.72%	34.00%
Share in net assets	₩ 585,837	₩ 166,198
Intercompany transaction and others	245,900	42,074
Book amount	831,737	208,272
Korea Information & Technology Fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 536,804	₩ 510,464
Percentage of ownership	33.33%	33.30%
Share in net assets	₩ 178,935	₩ 170,155
Book amount	178,935	170,155
KT-IBKC future investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 24,163	₩ 32,379
Percentage of ownership	50.00%	50.00%
Share in net assets	₩ 12,081	₩ 16,190
Book amount	12,081	16,190
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 279,461	₩ 301,566
Percentage of ownership	10.00%	10.00%
Share in net assets	₩ 27,946	₩ 30,157
Intercompany transaction and others	20,779	20,779
Book amount	48,725	₩ 50,936
KREALTYCR REITs No One Member [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Net assets	₩ 208,825
Percentage of ownership	30.05%
Share in net assets	₩ 62,752
Intercompany transaction and others	4,906
Book amount	₩ 67,658